UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08295

New Providence Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                           (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009
November 30, 2009
(Unaudited)

WISDOM FUND

INSTITUTIONAL CLASS SHARES
INVESTOR CLASS SHARES
CLASS B SHARES
CLASS C SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk, market risks, and other risks as set forth in the Fund’s prospectus.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.wisdomfund.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.wisdomfund.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2010.

For More Information on Your Wisdom Fund:

See Our Web site @ www.wisdomfund.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,193.30	$9.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.29	$8.85

Investor Class Shares	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,190.50	$10.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.04	$10.10

Class B Shares	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,188.30	$15.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.28	$13.87

Class C Shares	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$1,188.40	$15.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.28	$13.87

* Expenses are equal to the Fund’s expense ratio (1.75% for the Institutional Class Shares, 2.00% for the Investor Class Shares, 2.75% for the Class B and Class C Shares) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 93.72%

Consumer Discretionary - 14.12%
*	CarMax, Inc.	3,000	$59,640
	Comcast Corp. - Cl. A	2,250	33,007
	Gannett Co, Inc.	1,000	9,890
	Home Depot, Inc.	7,000	191,520
	Lowe's Companies, Inc.	1,000	21,810
	McDonald's Corp.	3,500	221,375
*	Mohawk Industries, Inc.	11,495	472,215
	NIKE, Inc. - Cl. B	4,200	272,538
	The Sherwin-Williams Co.	3,970	241,535
	The Washington Post Co. - Cl. B	520	215,077
	WABCO Holdings, Inc.	2,063	48,749
			1,787,356
Consumer Staples - 28.09%
	Costco Wholesale Corp.	3,500	209,685
μ	Diageo PLC	3,000	202,830
	Kraft Foods, Inc. - Cl. A	4,000	106,320
	PepsiCo, Inc.	5,000	311,100
	The Coca-Cola Co.	22,430	1,282,996
	The Procter & Gamble Co.	14,295	891,293
	Wal-Mart Stores, Inc.	10,100	550,955
			3,555,179
Energy - 8.91%
	ConocoPhillips	2,164	112,030
	Energy Transfer Partners LP	3,000	129,870
	Enterprise Products Partners LP	3,500	104,265
	Kinder Morgan Energy Partners LP	4,000	233,040
	Linn Energy LLC	22,100	548,301
			1,127,506
Financials - 27.49%
	American Express Co.	34,750	1,453,593
	M&T Bank Corp.	2,030	133,127
	Moody's Corp.	6,410	148,904
	SunTrust Banks, Inc.	500	11,815
*	The Progressive Corp.	1,000	16,770
	Torchmark Corp.	1,000	43,480
	US Bancorp	3,000	72,390
	Wells Fargo & Co.	26,744	749,902
	Wesco Financial Corp.	386	131,626
	White Mountains Insurance Group Ltd.	2,200	716,826
			3,478,433

			(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Health Care - 5.52%
	Becton Dickinson and Co.	1,000	$74,800
*	Five Star Quality Care, Inc.	4	12
μ	GlaxoSmithKline PLC	3,000	124,410
	Johnson & Johnson	6,000	377,040
μ	Sanofi-Aventis SA	1,000	37,960
	UnitedHealth Group, Inc.	2,000	57,340
*	WellPoint, Inc.	500	27,015
			698,577
Industrials - 4.46%
	Burlington Northern Santa Fe Corp.	2,500	245,750
	General Electric Co.	3,000	48,060
	Ingersoll-Rand PLC	1,963	69,431
*	Iron Mountain, Inc.	1,275	30,600
	United Parcel Service, Inc. - Cl. B	2,000	114,940
*	USG Corp.	4,000	55,320
			564,101
Materials - 0.94%
μ	POSCO	1,000	119,200
			119,200
Utilities - 4.19%
μ	CPFL Energia SA	1,000	57,410
	FPL Group, Inc.	6,800	353,396
*	NRG Energy, Inc.	5,000	119,700
			530,506

	Total Common Stocks (Cost $11,796,599)		11,860,858

EXCHANGE TRADED FUNDS - 1.93%
*	Direxion Daily Financial Bear 3X Shares	2,000	39,200
	iShares iBoxx $ High Yield Corporate Bond Fund	500	42,950
	SPDR Barclays Capital High Yield Bond ETF	1,200	45,768
*	SPDR Gold Trust	1,000	115,650

	Total Exchange Traded Funds (Cost $402,217)		243,568

INVESTMENT COMPANY - 4.21%
§	HighMark Diversified Money Market Fund, 0.26%	533,111	533,111

	Total Investment Company (Cost $533,111)		533,111

			(Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
			Shares	Value (Note 1)

Total Value of Investments (Cost $12,731,927) - 99.86%				$12,637,537

Other Assets Less Liabilities - 0.14%				17,210

Net Assets - 100%				$12,654,747

*	Non-income producing investment	The following acronyms are used in this portfolio:
§	Represents 7 day effective yield	LLC - Limited Liability Company
μ	American Depositary Receipt	LP - Limited Partnership
		PLC - Public Limited Company (British)
		SA - Sociedades Anônimas (Brazil)
		SA - Société Anonyme (France)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.12%	$1,787,356
	Consumer Staples	28.09%	3,555,179
	Energy	8.91%	1,127,506
	Exchange Traded Funds	1.93%	243,568
	Financials	27.49%	3,478,433
	Health Care	5.52%	698,577
	Industrials	4.46%	564,101
	Materials	0.94%	119,200
	Utilities	4.19%	530,506
	Other	4.21%	533,111
	Total	99.86%	$12,637,537

See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2009

Assets:
Investments, at value (cost $12,731,927)	$12,637,537
Receivables:
Fund shares sold	18,977
Dividends and interest	27,479
Prepaid expenses
Fund accounting fees	4,477
Compliance services fees	673
Other expenses	45,754
Due from affiliates:
Advisor (note 2)	6,357
Total assets	12,741,254

Liabilities:
Payables:
Fund shares repurchased	50,691
Accrued expenses	35,816
Total liabilities	86,507

Net Assets	$12,654,747
Net Assets Consist of:
Capital (par value and paid in surplus)	$14,153,485
Accumulated net investment loss	(2,315)
Accumulated net realized loss on investments	(1,402,033)
Net unrealized depreciation on investments	(94,390)
Total Net Assets	$12,654,747

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	413,180
Net Assets	3,486,282
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$8.44

Investor Class Shares outstanding, no par value (unlimited authorized shares)	325,384
Net Assets	2,692,489
Net Asset Value, Offering Price and Redemption Price Per Share	$8.27
Maximum Offering Price Per Share ($8.27 ÷ 97.00%)	$8.53

Class B Shares outstanding, no par value (unlimited authorized shares)	520,563
Net Assets	4,007,706
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$7.70

Class C Shares outstanding, no par value (unlimited authorized shares)	318,080
Net Assets	2,468,270
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (b)	$7.76

(a)	Contingent deferred sales charge for Class B Shares is imposed on proceeds redeemed within a six year period.
(b)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

WISDOM FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2009

Investment Income:
Dividends	145,907
Foreign tax withheld	(232)

Total Income	145,675

Expenses:
Advisory fees (note 2)	30,638
Administration fees (note 2)	12,240
Transfer agent fees (note 2)	27,375
Fund accounting fees (note 2)	27,688
Compliance service fees (note 2)	3,885
Custody fees (note 2)	2,931
Distribution and service fees - Investor Class Shares (note 3)	2,920
Distribution and service fees - Class B Shares (note 3)	21,524
Distribution and service fees - Class C Shares (note 3)	12,193
Registration and filing administration fees (note 2)	13,462
Legal fees	15,542
Audit and tax preparation fees	8,274
Registration and filing expenses	19,393
Printing expenses	2,005
Trustee fees and meeting expenses	3,009
Securities pricing fees	3,108
Other operating expenses	7,318

Total Expenses	213,505

Expenses reimbursed by advisor (note 2)	(39,050)
Advisory fees waived (note 2)	(30,638)

Net Expenses	143,817

Net Investment Income	1,858

Realized and Unrealized (Loss) Gain on Investments

Net realized loss from investment transactions	(251,993)
Change in unrealized appreciation on investments	2,390,884

Realized and Unrealized Gain on Investments	2,138,891

Net Increase in Net Assets Resulting from Operations	$2,140,749

See Notes to Financial Statements

WISDOM FUND

Statements of Changes in Net Assets

	November 30,	May 31,
For the six month period or fiscal year ended	2009 (a)	2009

Operations:
Net investment income	$1,858	$29,081
Net realized loss from investment transactions	(251,993)	(867,410)
Net realized gain from options	-	51,095
Change in unrealized appreciation (depreciation) on investments	2,390,884	(6,038,905)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,140,749	(6,826,139)

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class	(3,094)	(30,103)
Investor Class	(1,079)	(17,756)
Class B	-	(1,929)
Net realized gain from investment transactions
Institutional Class	-	(249,003)
Investor Class	-	(204,941)
Class B	-	(435,586)
Class C	-	(252,257)
Decrease in Net Assets Resulting from Distributions	(4,173)	(1,191,575)

Capital Share Transactions: (note 6)
Institutional Class Shares
Shares sold	59,662	114,213
Reinvested distributions	3,084	278,202
Shares repurchased	(75,848)	(255,563)
Investor Class Shares
Shares sold	269,729	489,873
Reinvested distributions	1,004	198,980
Shares repurchased	(166,750)	(1,440,704)
Class B Shares
Shares sold	14,872	88,371
Reinvested distributions	-	403,872
Shares repurchased	(1,059,371)	(1,725,937)
Class C Shares
Shares sold	840	130,276
Reinvested distributions	-	239,781
Shares repurchased	(362,768)	(1,590,186)
Decrease from Capital Share Transactions	(1,315,546)	(3,068,822)

Net Increase (Decrease) in Net Assets	821,030	(11,086,536)

Net Assets:
Beginning of Period	11,833,717	22,920,253
End of Period	$12,654,747	$11,833,717

Accumulated Net Investment Loss	$(2,315)	$-
(a) Unaudited.

See Notes to Financial Statements

WISDOM FUND

Financial Highlights
			Institutional Class Shares
For a share outstanding during the	November 30,				May 31,
six month period or fiscal year ended	2009(a)		2009	2008	2007	2006		2005

Net Asset Value, Beginning of Period	$7.08		$ 11.22	$14.12	$12.74	$ 13.16		$ 12.62

Income (Loss) from Investment Operations
Net investment income	0.02		0.07	0.01	0.03	0.16	(g)	0.08
Net realized and unrealized
gain (loss) on securities	1.35		(3.53)	(1.21)	2.42	0.19		0.63

Total from Investment Operations	1.37		(3.46)	(1.20)	2.45	0.35		0.71

Less Distributions:
Dividends (from net investment income)	(0.01)		(0.07)	-	-	(0.05)		-
Distributions (from capital gains)	-		(0.61)	(1.70)	(1.07)	(0.72)		(0.17)

Total Distributions	(0.01)		(0.68)	(1.70)	(1.07)	(0.77)		(0.17)

Net Asset Value, End of Period	$8.44		$ 7.08	$11.22	$14.12	$ 12.74		$ 13.16

Total Return (e)(f)	19.33%	(c)	(30.72)%	(8.85)%	19.82%	2.63%		5.65%

Net Assets, End of Period (in thousands)	$3,486		$ 2,937	$4,462	$4,875	$ 4,386		$ 5,090

Average Net Assets for the
Period (in thousands)	$3,167		$ 3,302	$4,566	$4,531	$ 4,762		$ 4,953

Ratios of:
Gross Expenses to Average Net Assets (d)	2.89%	(b)	2.44%	1.73%	1.48%	1.28%		1.23%
Net Expenses to Average Net Assets (d)	1.75%	(b)	1.75%	1.73%	1.48%	1.28%		1.23%
Net Investment Income to
Average Net Assets	0.65%	(b)	0.83%	0.11%	0.24%	1.05%		0.60%

Portfolio turnover rate	3.65%	(c)	37.12%	30.89%	10.72%	19.03%		41.99%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total return does not reflect sales charge, if any.
(g)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See notes to financial statements								(Continued)

WISDOM FUND

Financial Highlights
			Investor Class Shares
For a share outstanding during the	November 30,				May 31,
six month period or fiscal year ended	2009(a)		2009	2008	2007	2006		2005

Net Asset Value, Beginning of Period	$6.94		$ 11.02	$13.94	$12.62	$ 13.07		$ 12.57

Income (Loss) from Investment Operations
Net investment income (loss)	0.01		0.05	(0.02)	-	0.15	(g)	0.05
Net realized and unrealized
gain (loss) on securities	1.32		(3.47)	(1.20)	2.39	0.17		0.62

Total from Investment Operations	1.33		(3.42)	(1.22)	2.39	0.32		0.67

Less Distributions:
Dividends (from net investment income)	-		(0.05)	-	-	(0.05)		-
Distributions (from capital gains)	-		(0.61)	(1.70)	(1.07)	(0.72)		(0.17)

Total Distributions	-		(0.66)	(1.70)	(1.07)	(0.77)		(0.17)

Net Asset Value, End of Period	$8.27		$ 6.94	$11.02	$13.94	$ 12.62		$ 13.07

Total Return (e)(f)	19.05%	(c)	(30.95)%	(9.13)%	19.54%	2.45%		5.36%

Net Assets, End of Period (in thousands)	$2,693		$ 2,173	$4,446	$6,837	$11,061		$ 19,177

Average Net Assets for the
Period (in thousands)	$2,330		$ 2,847	$5,503	$7,787	$13,734		$ 20,625

Ratios of:
Gross Expenses to Average Net Assets (d)	3.14%	(b)	2.69%	1.96%	1.73%	1.53%		1.48%
Net Expenses to Average Net Assets (d)	2.00%	(b)	2.00%	1.96%	1.73%	1.53%		1.48%
Net Investment Income/(Loss) to
Average Net Assets	0.40%	(b)	0.58%	(0.13)%	(0.01)%	0.81%		0.34%

Portfolio turnover rate	3.65%	(c)	37.12%	30.89%	10.72%	19.03%		41.99%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total return does not reflect sales charge, if any.
(g)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See notes to financial statements								(Continued)

WISDOM FUND

Financial Highlights
			Class B Shares
For a share outstanding during the	November 30,				May 31,
six month period or fiscal year ended	2009(a)		2009	2008	2007	2006		2005

Net Asset Value, Beginning of Period	$6.48		$ 10.34	$ 13.28	$ 12.16	$ 12.72		$ 12.33

Income (Loss) from Investment Operations
Net investment (loss) income	(0.02)		(0.02)	(0.11)	(0.10)	0.00	(g)	(0.05)
Net realized and unrealized
gain (loss) on securities	1.24		(3.23)	(1.13)	2.29	0.22		0.61

Total from Investment Operations	1.22		(3.25)	(1.24)	2.19	0.22		0.56

Less Distributions:
Dividends (from net investment income)	-		-	-	-	(0.06)		-
Distributions (from capital gains)	-		(0.61)	(1.70)	(1.07)	(0.72)		(0.17)

Total Distributions	-		(0.61)	(1.70)	(1.07)	(0.78)		(0.17)

Net Asset Value, End of Period	$7.70		$ 6.48	$ 10.34	$ 13.28	$ 12.16		$ 12.72

Total Return (e)(f)	18.83%	(c)	(31.46)%	(9.77)%	18.59%	1.66%		4.56%

Net Assets, End of Period (in thousands)	$4,008		$ 4,315	$ 8,539	$12,154	$12,842		$ 14,660

Average Net Assets for the
Period (in thousands)	$4,293		$ 5,577	$10,069	$12,288	$13,845		$ 15,060

Ratios of:
Gross Expenses to Average Net Assets (d)	3.89%	(b)	3.44%	2.72%	2.48%	2.28%		2.23%
Net Expenses to Average Net Assets (d)	2.75%	(b)	2.75%	2.71%	2.48%	2.28%		2.23%
Net Investment (Loss)/Income to
Average Net Assets	(0.40)%	(b)	(0.17)%	(0.89)%	(0.76)%	0.07%		(0.41)%

Portfolio turnover rate	3.65%	(c)	37.12%	30.89%	10.72%	19.03%		41.99%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total return does not reflect sales charge, if any.
(g)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See notes to financial statements								(Continued)

WISDOM FUND

Financial Highlights
			Class C Shares
For a share outstanding during the	November 30,				May 31,
six month period or fiscal year ended	2009(a)		2009	2008	2007	2006		2005

Net Asset Value, Beginning of Period	$6.53		$ 10.41	$ 13.36	$ 12.22	$ 12.78		$ 12.38

Income (Loss) from Investment Operations
Net investment (loss) income	(0.01)		(0.01)	(0.11)	(0.10)	0.00	(g)	(0.05)
Net realized and unrealized
gain (loss) on securities	1.24		(3.26)	(1.14)	2.31	0.21		0.62

Total from Investment Operations	1.23		(3.27)	(1.25)	2.21	0.21		0.57

Less Distributions:
Dividends (from net investment income)	-		-	-	-	(0.05)		-
Distributions (from capital gains)	-		(0.61)	(1.70)	(1.07)	(0.72)		(0.17)

Total Distributions	-		(0.61)	(1.70)	(1.07)	(0.77)		(0.17)

Net Asset Value, End of Period	$7.76		$ 6.53	$ 10.41	$ 13.36	$ 12.22		$ 12.78

Total Return (e)(f)	18.84%	(c)	(31.47)%	(9.78)%	18.66%	1.60%		4.63%

Net Assets, End of Period (in thousands)	$2,468		$ 2,409	$ 5,474	$ 7,421	$ 7,975		$ 9,681

Average Net Assets for the
Period (in thousands)	$2,432		$ 3,333	$ 6,226	$ 7,158	$ 9,139		$ 9,212

Ratios of:
Gross Expenses to Average Net Assets (d)	3.89%	(b)	3.44%	2.72%	2.48%	2.28%		2.23%
Net Expenses to Average Net Assets (d)	2.75%	(b)	2.75%	2.72%	2.48%	2.28%		2.23%
Net Investment (Loss)/Income to
Average Net Assets	(0.38)%	(b)	(0.17)%	(0.89)%	(0.76)%	0.07%		(0.39)%

Portfolio turnover rate	3.65%	(c)	37.12%	30.89%	10.72%	19.03%		41.99%

(a) Unaudited
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total return does not reflect sales charge, if any.
(g)	No effect to net investment income due to reimbursement of $10,752 by Advisor for certain trade errors.

See notes to financial statements

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

1.	Organization and Significant Accounting Policies

The Wisdom Fund (the “Fund”) is a series fund.  The Fund is part of the New Providence Investment Trust (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company.  The Fund is classified as a “diversified” company as defined in the 1940 Act.

The Wisdom Fund commenced operations February 16, 1999.  The investment objective of the Fund is to seek maximum total returns consisting of any combination of capital appreciation, realized and unrealized gains, and income under the constantly varying market conditions.

The Board of Trustees of the Trust (the “Trustees”) approved, on October 7, 1999, a plan to authorize two new classes of shares designated as Class B Shares and Class C Shares.  On November 16, 1999, the Class B Shares and Class C Shares became effective.  The Fund has an unlimited number of authorized shares, which are divided into four classes – Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees.  Income, expenses (other than distribution and service fees, which are not attributable to the Institutional Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Funds will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Investment companies are valued at net asset value.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements, effectively December 1, 2008.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities

(Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ending November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$11,860,858	$11,860,858	$-	$-
Exchange Traded Funds	243,568	243,568	-	-
Investment Company	533,111	-	533,111	-
Total	$12,637,537	$12,104,426	$533,111	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund had realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods approved annually by the Trustees.

(Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  The Fund may also make a supplemental distribution subsequent to the end of its fiscal year.  Dividends and distributions to shareholders are recorded on the ex-dividend date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor
Atlanta Investment Counsel, LLC (“AIC”) served as investment advisor to the Fund until November 30, 2009.  The Fund paid a monthly advisory fee to AIC based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.  Prior to November 30, 2009, pursuant to an expense limitation agreement, AIC agreed to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan.  Beginning December 1, 2009 AIC has agreed, pursuant to the expense limitation agreement, to reimburse the Fund to limit total Fund operating expenses to a maximum of 1.75%, as described below, for the portion of expenses that may not be covered by the expense waiver agreement (described below).  Acquired fund fees and expenses are also excluded from the limit to total Fund operating expenses.  There can be no assurances that the foregoing voluntary fee waivers or reimbursements will continue.  For the fiscal year end 2008, there were no expenses reimbursed, but the advisory fees were waived in the amount of $777.  For the fiscal year end 2009, reimbursed expenses amounted to 44,320 and advisory fees waived amounted to $59,386.  For the six month period ended November 30, 2009, reimbursed expenses amounted to $39,050 and advisory fees waived amounted to $30,638.  The current term of the expense limitation agreement runs through May 31, 2010.

Jacob Asset Management of New York, LLC (“JAM”) began serving as Interim Investment Advisor (“Interim Investment Advisor”) to the Fund on December 1, 2009.  The Fund pays a monthly advisory fee to JAM based upon the annual rate of 0.50% of the first $500 million of the Fund’s average daily net assets and 0.40% of all assets over $500 million.  Beginning December 1, 2009, JAM agreed, pursuant to an expense waiver agreement, to voluntarily waive all or a portion of its fee to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund’s Institutional Class Shares, Investor Class Shares, Class B Shares and Class C Shares, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan.  Acquired fund fees and expenses are also excluded from the limit to total Fund operating expenses.

The Fund may, at a later date, reimburse AIC or JAM for the management fees waived or limited, and/or other expenses assumed and paid by the Advisor or interim Advisor pursuant to the expense limitation agreement during any of the previous three (3) fiscal years provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.75%, as stated above.

Administrator
The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund

(Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount).  A breakdown of these fees is provided in the following table.

Administration Fees (a)		Custody Fees (b)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 Million Next $50 Million Over $100 Million	0.125% 0.100% 0.075%	First $100 Million Over $100 Million	0.020% 0.009%	$4,500	All Assets	0.01%	$150 per state per class
(a) Subject to a minimum fee of $2,000 per month.
(b) Subject to a minimum fee of $400 per month.

Compliance Services
The Nottingham Compliance Services, LLC, (“NCS, LLC”) a wholly owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust as required by Rule 38a-1 of the Securities and Exchange Commission.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services based upon a fee of $15 per shareholder per year, subject to a minimum fee of $1,500 per month, plus $500 per month for each additional class of shares.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives sales charges imposed on share purchases and re-allocates a portion of such charges to dealers through whom the sale was made, if any.  For the six month period ended November 30, 2009, the Distributor retained sales charges in the amount of $77.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, LLC, the Transfer Agent, or the Distributor.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act, adopted distribution and service plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act applicable to the Investor Class Shares, Class B Shares and Class C Shares.  The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares or 1.00% per annum of the average daily net assets of the Class B or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares, Class B Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts.  The Fund incurred $2,920, $21,524, and $12,193, in distribution and service fees under the Plans with respect to Investor Class Shares, Class B Shares, and Class C Shares, respectively, for the six month period ended November 30, 2009.

(Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below:

Six Month Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2009	$423,615	$1,303,748
There were no purchases of long-term U.S. Government Obligations for either Fund during the six month period ended November 30, 2009.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2006, 2007, 2008, and 2009 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month ended November 30, 2009, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the six month period or fiscal years ended were characterized for tax purposes as follows:

	November 30, 2009	May 31, 2009
Ordinary Income	$ 4,173	$ 49,788-
Long-term capital gain	-	1,141,787

At November 30, 2009, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$12,731,927

Unrealized Appreciation	$1,488,102
Unrealized Depreciation	(1,582,492)
Net Unrealized Depreciation	(94,390)

(Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

For the six month period ended November 30, 2009

6.	Capital Share Transactions

For the six month period or fiscal year ended	Institutional Class		Investor Class
	November 30, 2009	May 31, 2009 (a)	November 30, 2009	May 31, 2009 (a)
Transactions in Capital Shares
Shares sold	7,221	16,410	34,707	55,751
Reinvested distributions	424	39,341	147	28,567
Shares repurchased	(9,575)	(38,296)	(22,360)	(174,793)
Net Increase (Decrease) in Capital Shares	(1,930)	17,455	12,494	(90,475)
Shares Outstanding, Beginning of Year	415,110	397,655	312,890	403,365
Shares Outstanding, End of Year	413,180	415,110	325,384	312,890

For the six month period or fiscal year ended	Class B		Class C
	November 30, 2009	May 31, 2009 (a)	November 30, 2009	May 31, 2009 (a)
Transactions in Capital Shares
Shares sold	2,075	8,548	118	21,696
Reinvested distributions	-	61,433	-	36,166
Shares repurchased	(147,129)	(230,022)	(50,725)	(215,033)
Net Decrease in Capital Shares	(145,054)	(160,041)	(50,607)	(157,171)
Shares Outstanding, Beginning of Year	665,617	825,658	368,687	525,858
Shares Outstanding, End of Year	520,563	665,617	318,080	368,687
(a) Audited.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Trust has entered an Interim Investment Advisory Agreement with Jacob Asset Management of New York, LLC (“JAM”), a Delaware limited liability company, registered as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Interim Advisory Agreement was approved by the Board of Trustees of the Trust at a Special Meeting of the Board of Trustees held on November 23, 2009, and JAM began serving as Investment Advisor to the Fund beginning December 1, 2009.  The Board also approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization (“Reorganization”) under which the Fund would be reorganized into a newly-formed mutual fund within the Jacob Funds family called the Jacob Wisdom Fund.  Therefore, the Fund will soon hold a special meeting of shareholders to consider approval of the reorganization.  If approved, the Reorganization is expected to take place on or about February 12, 2010.

WISDOM FUND

Additional Information (Unaudited)

For the six month period ended November 30, 2009

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the fund at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of the Investment Advisory Agreement

Atlanta Investment Counsel, LLC (“AIC”) served as investment advisor to the Fund pursuant to an Investment Advisory Agreement until November 30, 2009.  At the annual meeting of the Fund’s Board of Trustees on October 22, 2009, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by AIC; (ii) the investment performance of the Fund and AIC; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) AIC’s practices regarding brokerage and portfolio transactions; and (vi) AIC’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from AIC to the Trustees containing information about AIC, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a objective or strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by AIC, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities), its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Trust’s principal executive officer, principal financial officer, president, treasurer, and chief compliance officer is an employee of the Advisor and serves the Trust without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

WISDOM FUND

Additional Information (Unaudited)

For the six month period ended November 30, 2009

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the fact that the Fund is the Advisor’s only client, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees reviewed the Fund’s Expense Limitation Agreement with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreement.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from certain of the Fund’s trades.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee was lower than some of the comparable funds and higher than others, while the net expense ratio was higher than the comparable funds.  The Trustees also determined that the management fee was lower than the peer group average, but the net expense ratio was higher than the peer group average.  The Trustees noted that the Fund was much smaller than the industry average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor involved both the management fee and the Expense Limitation Agreement.  The Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Trustees noted that the Fund’s shareholders would receive benefits from the Expense Limitation Agreement if the Fund’s assets were to decrease or the Fund’s expenses were to increase beyond the cap set by the Expense Limitation Agreement.  The Trustees noted that the Fund’s shareholders also benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund (currently a single individual); the basis of decisions to buy or sell securities for the Fund and other accounts and the method for bunching portfolio securities transactions should the Advisor add new accounts; and the substance and administration of the Advisor’s code of ethics.  Following further

WISDOM FUND

Additional Information (Unaudited)

For the six month period ended November 30, 2009

consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

4.	Approval of the Interim Investment Advisory Agreement

The Fund has entered an Interim Investment Advisory Agreement with Jacob Asset Management of New York, LLC (“JAM”).  The Interim Advisory Agreement was approved by the Fund’s Board of Trustees at a special meeting held on November 23, 2009.  The Board also approved, subject to shareholder approval, a proposed Agreement and Plan of Reorganization under which the Fund would be reorganized into a newly-formed mutual fund within the Jacob family of mutual funds called the Jacob Wisdom Fund.  Therefore, the Fund will soon hold a special meeting of shareholders to consider approval of the reorganization.  If approved, the reorganization is expected to take place on or about February 12, 2010.

At the special meeting of the Fund’s Board of Trustees on November 23, 2009, the Trustees unanimously approved the Interim Investment Advisory Agreement.  In considering whether to approve agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by JAM; (ii) the investment performance of JAM; (iii) the costs of the services to be provided and profits to be realized by JAM and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) JAM’s practices regarding brokerage and portfolio transactions; and (vi) JAM’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Interim Investment Advisory Agreement for the Fund; a memorandum from JAM to the Trustees containing information about JAM, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a objective or strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Interim Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by JAM, the Trustees reviewed the services to be provided by JAM to the Fund including, without limitation, its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that a proposed Vice President for the Trust was an employee of JAM and would serve the Trust without additional compensation.  After reviewing the foregoing information and further information in the JAM Memorandum (e.g., JAM’s Form ADV and descriptions of JAM’s business and compliance programs), the Board of Trustees concluded that the nature, extent, and quality of the services provided by JAM were satisfactory and adequate for the Fund.

In considering the investment performance of JAM, the Trustees reviewed the performance of Alexander Capital Management, an affiliate of JAM, in managing institutional accounts with a large-cap focus.  The Trustees compared the short and long-term performance of a composite of the institutional accounts with the performance of their benchmark index.  The Trustees also considered anticipated changes to the Fund’s investment portfolio and their consistency with the Fund’s investment objective and policies.  After discussing the investment performance of JAM and Alexander Capital Management, their experience managing investment portfolios, and other factors, the Board of Trustees concluded that the investment performance of JAM was satisfactory.

WISDOM FUND

Additional Information (Unaudited)

For the six month period ended November 30, 2009

In considering the costs of the services to be provided and profits to be realized by JAM and its affiliates from the relationship with the Fund, the Trustees considered JAM’s staffing, personnel, and methods of operating; JAM’s compliance policies and procedures; the financial condition of JAM; the level of commitment to the Fund and JAM by the principals of JAM; the asset level of the Fund; and the overall expenses of the Fund, including certain anticipated fee waivers by JAM on behalf of the Fund.  The Trustees reviewed the financial statements for JAM and discussed the financial stability and profitability of the firm.  The Trustees reviewed the Fund’s proposed Fee Waiver Agreement with JAM.  The Trustees also considered potential benefits for JAM in managing the Fund, including promotion of JAM’s name, the ability for JAM to place small accounts into the Fund, and the potential for JAM to generate soft dollars from certain of the Fund’s trades.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  The Trustees determined that the management fee was lower than some of the comparable funds and higher than others, while the net expense ratio was higher than the comparable funds.  The Trustees also determined that the management fee was lower than the peer group average, but the net expense ratio was higher than the peer group average.  The Trustees noted that the Fund was much smaller than the industry average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to JAM by the Fund were fair and reasonable in relation to the nature and quality of the services provided by JAM.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with JAM involved both the management fee and the Fee Waiver Agreement.  The Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Trustees noted that the Fund’s shareholders would also receive benefits from the Fee Waiver Agreement if the Fund’s expenses were to remain above the cap set by the agreement.  The Trustees noted that the Fund’s shareholders also benefited from economies of scale under the Fund’s agreements with service providers other than JAM.  Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by JAM.

In considering JAM’s practices regarding brokerage and portfolio transactions, the Trustees reviewed JAM’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with JAM; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that JAM’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the JAM’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and other accounts and the method for bunching portfolio securities transactions; and the substance and administration of JAM’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that JAM’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Interim Investment Advisory Agreement for the Fund.

Wisdom Fund
is a series of
The New Providence Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	Atlanta Investment Counsel, LLC
116 South Franklin Street	4161 Harris Trail, NW
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Atlanta, Georgia 30327

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-352-0020

World Wide Web @:	World Wide Web @:

ncfunds.com	wisdomfund.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: January 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ C. Douglas Davenport C. Douglas Davenport President, Treasurer, Principal Executive Officer and Principal Financial Officer New Providence Investment Trust

Date: January 31, 2010